Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments July 31, 2024
(Unaudited)
NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 165.7%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 156 .8% ( 94 .6 % of Total Investments) X 1,041,216,240
ALABAMA - 6.5% (3.9% of Total Investments)
$ 395 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call $ 442,456
22,925 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 23,962,739
4,100 Mobile County Industrial Development Authority, Alabama, Solid Waste
Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A,
5.000%, 6/01/54, (AMT)
6/34 at 100.00 4,201,545
5,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Refunding Series 2024B, 5.000%, 6/01/49, (Mandatory
Put 5/01/32)
2/32 at 100.17 5,327,329
8,875 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 8,985,770
TOTAL ALABAMA 42,919,839
ALASKA - 1.2% (0.7% of Total Investments)
7,765 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, 5.000%, 12/01/50,
(AMT)
12/30 at 100.00 7,950,767
TOTAL ALASKA 7,950,767
ARIZONA - 3.2% (2.0% of Total Investments)
2,000 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B,
5.000%, 7/01/51
7/28 at 103.00 1,855,007
1,000 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021A, 5.000%, 7/01/51
7/28 at 103.00 927,504
340 (c) Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40
7/28 at 100.00 310,623
1,000 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50
1/30 at 100.00 903,816
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B
:
1,100 (c) 5.000%, 7/01/39 7/29 at 100.00 1,137,759
4,025 (c) 5.000%, 7/01/54 7/29 at 100.00 4,081,484
315 (c) Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%,
10/01/51
10/27 at 103.00 292,795
6,400 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, El Paso Electric Company, Refunding Series 2009A,
3.600%, 2/01/40
6/29 at 100.00 5,881,969
600 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/35
7/25 at 100.00 603,875

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ARIZONA (continued)
$ 280 (c) Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55
9/30 at 100.00 $ 248,629
1,000 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51
7/26 at 103.00 1,010,285
50 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019,
5.000%, 7/01/49
7/26 at 100.00 48,406
380 (c) Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.250%, 6/15/50
6/28 at 100.00 364,417
1,000 (d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 803,847
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
2,205 (c) 6.000%, 10/01/37 10/27 at 100.00 1,594,827
2,350 (c) 6.125%, 10/01/52 10/27 at 100.00 1,442,795
TOTAL ARIZONA 21,508,038
ARKANSAS - 3.0% (1.8% of Total Investments)
13,085 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 13,535,450
3,265 (c) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT)
9/26 at 103.00 3,228,282
3,000 (c) Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT)
9/27 at 103.00 3,008,277
TOTAL ARKANSAS 19,772,009
CALIFORNIA - 7.5% (4.5% of Total Investments)
3,000 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50
8/32 at 100.00 2,424,016
4,500 (c) California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50
2/30 at 100.00 3,383,886
6,000 (c) California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49
4/29 at 100.00 5,218,275
1,555 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 301,900
1,510 (c) California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58
7/27 at 102.00 1,579,571
3,720 (c) California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A-4, 1.000%,
1/01/50, (Mandatory Put 8/15/25), (WI/DD)
8/24 at 100.00 3,771,178
4,000 (c) California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50
10/27 at 103.00 4,100,944
1,385 (c) California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55
7/28 at 100.00 1,215,422

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
$ 320 (c) California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51
11/29 at 102.00 $ 292,450
California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A
:
4,020 (c) 5.000%, 6/01/42 6/26 at 100.00 3,472,296
4,380 (c) 5.000%, 6/01/52 6/26 at 100.00 3,577,703
California School Finance Authority, Charter School Revenue Bonds, Arts
in Action Charter Schools - Obligated Group, Series 2020A
:
1,410 (c) 5.000%, 6/01/50 6/27 at 100.00 1,076,489
1,200 (c) 5.000%, 6/01/59 6/27 at 100.00 877,384
1,000 (c) California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60
6/28 at 100.00 909,015
1,500 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 1,504,642
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
16 (e),(f) 5.750%, 10/01/24 1/22 at 100.00 15,579
0 (e),(f),(g) 5.750%, 7/01/30 1/22 at 100.00 197
7 (e),(f) 5.750%, 7/01/35 1/22 at 100.00 7,469
12 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 12,227
6 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 5,571
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
8/24 at 26.15 6,522,270
1,000 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54
1/31 at 100.00 894,129
2,500 (c) CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58
4/32 at 100.00 1,787,189
53,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 6,171,337
615 (h) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private Activity
Series 2021A, 5.000%, 5/15/39, (AMT)
5/31 at 100.00 657,669
TOTAL CALIFORNIA 49,778,808
COLORADO - 16.1% (9.7% of Total Investments)
1,940 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding and Improvement Series 2023B,
8.250%, 12/15/39
12/28 at 103.00 2,017,240
3,000 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 2,825,883
1,280 Baseline Metropolitan District 1, In the City and County of Broomfield,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/24 at 103.00 1,256,943
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 1,573,482

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 962 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/35
9/24 at 103.00 $ 816,567
3,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 2,411,009
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
9/24 at 81.46 662,971
3,985 Broadway Station Metropolitan District 3, Denver County, Colorado, Tax
Increment Supported Revenue Bonds, Series 2023A, 7.000%, 12/15/32
8/24 at 100.00 3,876,514
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 5.375%,
10/01/37
10/27 at 100.00 463,200
3,145 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A, 5.250%,
3/15/52
3/32 at 100.00 3,172,318
500 (c) Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 505,557
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019
:
3,520 (c) 5.000%, 10/01/49 10/27 at 100.00 3,460,367
6,650 (c) 5.000%, 10/01/59 10/27 at 100.00 6,394,340
2,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 2,021,184
2,695 Dawson Trails Metropolitan District 1, Colorado, In The Town of Castle
Rock, Limited Tax General Obligation Capital Appreciation Turbo Bonds,
Series 2024, 0.000%, 12/01/31
6/26 at 66.03 1,494,031
1,750 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 1,762,622
14,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
5.750%, 12/01/49
3/25 at 93.28 11,313,940
5,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 5,114,839
1,070 (c),(i) Indy Oak Tod Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax  General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A, 5.500%, 12/01/50, (Pre-refunded 6/01/25)
6/25 at 103.00 1,086,925
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/49
12/24 at 103.00 466,275
500 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 516,488
1,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
9/26 at 103.00 765,621
2,000 (c) Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52
11/29 at 103.00 2,042,170

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 500 Ledge Rock Center Residential Metropolitan District 1, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2024A, 6.375%,
12/01/54
6/29 at 103.00 $ 511,642
360 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 356,112
1,000 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series 2022A
and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3),
6.000%, 12/01/52
9/27 at 103.00 1,009,412
2,320 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 2,341,008
515 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 497,199
10,180 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 9,401,891
1,000 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 956,588
4,441 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 4,304,209
1,500 RM Mead Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 1,478,193
5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.750%, 12/01/52
12/29 at 103.00 5,084,346
8,515 (c) Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 8,524,535
719 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
12/24 at 102.00 736,790
500 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 479,464
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 1,066,556
760 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/51
12/25 at 103.00 574,634
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
2,200 5.000%, 12/01/41 3/26 at 103.00 1,955,723
1,000 5.000%, 12/01/51 3/26 at 103.00 823,285
1,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 953,567
5,000 (c) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51
9/26 at 97.28 3,176,731
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
2,000 (c) 4.000%, 12/01/36 9/26 at 103.00 1,798,109
6,000 (c) 4.125%, 12/01/51 9/26 at 103.00 4,594,411
TOTAL COLORADO 106,644,891

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CONNECTICUT - 0.4% (0.2% of Total Investments)
$ 3,200 (c) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54
10/24 at 104.00 $ 2,536,829
TOTAL CONNECTICUT 2,536,829
DISTRICT OF COLUMBIA - 3.3% (2.0% of Total Investments)
89,500 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
9/24 at 26.17 19,990,756
3,335 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006C, 0.000%, 6/15/55
9/24 at 12.48 296,816
1,996 (c) District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55
5/30 at 100.00 1,779,074
TOTAL DISTRICT OF COLUMBIA 22,066,646
FLORIDA - 14.7% (8.9% of Total Investments)
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
140 (c) 5.000%, 12/15/35 7/26 at 100.00 139,992
100 (c) 5.000%, 12/15/50 7/26 at 100.00 89,625
100 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A, 5.000%, 12/15/49
12/30 at 100.00 96,375
2,500 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55
6/25 at 105.00 2,558,043
1,950 (c) Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39
1/29 at 100.00 1,952,582
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
1,490 (c) 5.625%, 8/01/37 9/24 at 103.00 1,250,710
3,735 (c) 5.875%, 8/01/52 9/24 at 103.00 2,853,220
170 Cypress Preserve Community Development District, Pasco County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2019,
4.125%, 11/01/50
11/29 at 100.00 147,358
2,030 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/51
6/29 at 102.00 1,797,541
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A
:
2,415 (c) 5.000%, 1/01/40 1/27 at 100.00 2,249,211
500 (c) 5.000%, 1/01/50 1/27 at 100.00 442,300
1,600 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A, 6.000%,
6/15/37
6/27 at 100.00 1,629,361
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
14,450 (c) 12.000%, 7/15/32, (AMT), (Mandatory Put 7/15/28) 8/24 at 100.00 15,407,661
4,000 5.000%, 7/01/41, (AMT) 7/32 at 100.00 4,096,341
2,500 5.250%, 7/01/47 - AGM Insured, (AMT) 7/32 at 100.00 2,637,889
1,515 5.250%, 7/01/47, (AMT) 7/32 at 100.00 1,556,764
7,475 5.250%, 7/01/53 - AGM Insured, (AMT) 7/32 at 100.00 7,811,142
1,500 5.500%, 7/01/53, (AMT) 7/32 at 100.00 1,559,788
7,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 7,830,625

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 13,065 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 $ 13,640,982
595 (c) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024A-1, 5.250%,
6/01/54
6/34 at 100.00 608,723
1,500 (c) Florida Development Finance Corporation, Student Housing Revenue
Bonds, SPP - Tampa I - LLC The Henry Project, Series 2024B, 6.500%,
6/01/59
6/34 at 100.00 1,532,599
6,750 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 6,912,637
825 (c) Lake County, Florida, Educational Facilities Revenue Bonds, Imagine
South Lake Charter School Project, Series 2019A, 5.000%, 1/15/49
7/29 at 100.00 791,186
150 (c) Lake Hideaway Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Assessment Area One,
Series 2024, 5.900%, 5/01/54
5/34 at 100.00 150,646
735 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
9/24 at 100.00 735,316
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
1,000 (c) 5.375%, 12/01/32 9/24 at 104.00 882,992
1,100 (c) 5.625%, 12/01/37 9/24 at 104.00 924,634
1,300 (c) 5.750%, 12/01/52 9/24 at 104.00 986,603
690 LT Ranch Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40
5/30 at 100.00 648,359
1,540 (c) Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53
5/42 at 100.00 1,691,414
2,395 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53
11/30 at 100.00 2,519,871
945 (c) North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2024, 5.750%,
5/01/54
5/34 at 100.00 956,377
Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Capital Appreciation Series 2019A-2
:
2,130 0.000%, 10/01/48 10/29 at 50.96 632,188
500 0.000%, 10/01/54 10/29 at 40.38 107,212
100 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40
5/30 at 100.00 84,427
6,410 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.750%, 11/15/54
11/26 at 103.00 6,391,110
1,525 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
6.375%, 11/01/47
11/31 at 100.00 1,613,998
TOTAL FLORIDA 97,917,802
GEORGIA - 3.5% (2.1% of Total Investments)
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
1,250 (e) 6.500%, 1/01/29 1/28 at 100.00 562,500

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
GEORGIA (continued)
$ 7,030 (e) 6.750%, 1/01/35 1/28 at 100.00 $ 3,163,500
18,430 (e) 7.000%, 1/01/40 1/28 at 100.00 8,293,500
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 10,338,810
850 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.125%, 10/01/39
10/26 at 103.00 790,948
TOTAL GEORGIA 23,149,258
HAWAII - 0.1% (0.1% of Total Investments)
1,150 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45
1/25 at 100.00 1,029,293
TOTAL HAWAII 1,029,293
IDAHO - 1.5% (0.9% of Total Investments)
9,690 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51
5/26 at 102.00 9,732,105
TOTAL IDAHO 9,732,105
ILLINOIS - 15.4% (9.3% of Total Investments)
2,750 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 2,784,427
1,415 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 1,416,807
4,605 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A, 6.000%, 12/01/49
12/33 at 100.00 5,092,947
7,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 7,967,696
2,800 (h) Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38, (UB)
1/26 at 100.00 2,813,113
5,000 (h) Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/49, (UB)
1/29 at 100.00 5,172,449
3,965 (h) Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42, (UB)
1/25 at 100.00 3,973,095
4,750 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2015, 5.000%, 9/01/32
9/24 at 100.00 4,752,929
10,850 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.250%, 5/15/54
9/24 at 103.00 8,541,619
3,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018B, 6.125%, 4/01/58
10/28 at 100.50 2,962,942
2,000 (c) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS Holdings LLC
Project, Series 2023B, 7.375%, 9/01/42, (Mandatory Put 9/01/33)
6/33 at 100.00 2,200,601
9,945 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 10,862,891
4,840 Illinois State, General Obligation Bonds, May Series 2018A, 5.000%,
5/01/32
5/28 at 100.00 5,100,420
890 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 975,840
4,600 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/28
11/27 at 100.00 4,832,386
7,935 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 8,215,318

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 10,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/50 - AGM Insured
No Opt. Call $ 3,032,214
2,980 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 3,031,927
29,815 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54 - BAM Insured
No Opt. Call 7,454,972
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1
:
12,500 0.000%, 6/15/44 - AGM Insured No Opt. Call 5,206,082
4,545 0.000%, 6/15/45 - AGM Insured No Opt. Call 1,794,619
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
425 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 423,223
800 4.000%, 10/01/40 - BAM Insured 4/31 at 100.00 787,996
700 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 684,163
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Second Lien Series 2020A
:
150 4.000%, 1/01/38 1/30 at 100.00 151,321
120 4.000%, 1/01/39 1/30 at 100.00 120,410
1,000 (e) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
8/24 at 100.00 420,000
789 (e) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
8/24 at 100.00 788,656
680 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
9/24 at 100.00 679,973
TOTAL ILLINOIS 102,241,036
INDIANA - 1.7% (1.0% of Total Investments)
140 (c) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40
1/27 at 102.00 117,233
3,105 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013A, 5.000%, 10/01/32
9/24 at 100.00 3,105,074
500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 563,554
Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E
:
1,005 6.000%, 3/01/53 3/33 at 100.00 1,110,096
1,000 6.125%, 3/01/57 3/33 at 100.00 1,104,388
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 7.750%,
3/01/67
3/33 at 100.00 1,080,734
Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Refunding Series 2024
:
2,260 (c) 4.875%, 1/01/44, (AMT) 1/34 at 100.00 2,336,667
1,675 (c) 5.000%, 1/01/54, (AMT) 1/34 at 100.00 1,734,742
TOTAL INDIANA 11,152,488
IOWA - 0.6% (0.3% of Total Investments)
2,540 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
9/24 at 100.00 2,539,910

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
IOWA (continued)
$ 1,100 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 $ 1,168,429
TOTAL IOWA 3,708,339
KANSAS - 1.5% (0.9% of Total Investments)
2,000 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.500%, 5/15/48
9/24 at 100.00 1,920,391
1,365 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 1,297,803
6,475 (c) Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 3/01/41
3/29 at 103.00 6,620,725
TOTAL KANSAS 9,838,919
KENTUCKY - 0.4% (0.2% of Total Investments)
2,500 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 2,469,522
TOTAL KENTUCKY 2,469,522
LOUISIANA - 1.8% (1.1% of Total Investments)
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 837,685
945 (c) Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 886,177
260 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58
6/27 at 100.00 233,532
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
1,800 (c) 5.000%, 4/01/49 4/27 at 100.00 1,597,104
2,000 (c) 5.000%, 4/01/57 4/27 at 100.00 1,724,989
2,500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.250%,
10/01/53
4/33 at 100.00 2,610,162
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A
:
235 (i) 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 247,082
15 4.000%, 4/01/50 4/30 at 100.00 14,612
500 (c) Plaquemines Port, Harbor and Terminal District, Louisiana, Facilities
Revenue Bonds, NOLA Terminal LLC Project Dock and Wharf Series
2024A, 9.000%, 12/01/44
12/34 at 100.00 498,966
200 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30)
No Opt. Call 222,196
1,235 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40
6/30 at 100.00 1,364,307
800 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40
6/30 at 100.00 883,762
695 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30)
No Opt. Call 774,044
TOTAL LOUISIANA 11,894,618

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MARYLAND - 0.9% (0.5% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
$ 1,000 5.000%, 9/01/36 9/27 at 100.00 $ 980,160
1,000 5.000%, 9/01/39 9/27 at 100.00 974,251
2,015 (c) Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43
7/30 at 102.00 2,039,175
2,000 (c) Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018, 5.250%, 7/01/48
7/28 at 100.00 2,022,491
TOTAL MARYLAND 6,016,077
MASSACHUSETTS - 0.5% (0.3% of Total Investments)
3,900 Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 3,358,637
TOTAL MASSACHUSETTS 3,358,637
MICHIGAN - 0.9% (0.5% of Total Investments)
1,845 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 1,814,863
74,130 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 2,260,928
1,810 (c) Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.500%, 5/01/50
5/27 at 100.00 1,730,696
TOTAL MICHIGAN 5,806,487
MINNESOTA - 1.0% (0.6% of Total Investments)
500 Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A, 5.000%, 7/01/53
7/26 at 102.00 442,937
1,300 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 1,211,199
2,440 Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54
7/27 at 102.00 2,212,183
130 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A, 5.250%, 12/01/52
12/27 at 100.00 114,699
30 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/40
7/30 at 100.00 27,468
2,040 (c) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57
6/30 at 102.00 1,672,800
1,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health
Services Project, Refunding Series 2020, 3.950%, 3/01/50
3/25 at 101.00 715,162
TOTAL MINNESOTA 6,396,448
MISSISSIPPI - 0.3% (0.2% of Total Investments)
2,285 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/46
9/26 at 100.00 2,301,454
TOTAL MISSISSIPPI 2,301,454
MISSOURI - 1.2% (0.7% of Total Investments)
315 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 226,257
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A
:

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
$ 2,900 5.250%, 5/15/42 5/27 at 100.00 $ 2,643,184
1,750 5.250%, 5/15/50 5/27 at 100.00 1,503,199
3,500 (c) Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B, 5.000%, 2/01/50
2/28 at 100.00 3,354,778
TOTAL MISSOURI 7,727,418
NEVADA - 0.5% (0.3% of Total Investments)
8,454 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018, 0.000%, 2/15/38, (AMT)
8/28 at 100.00 34,664
1,843 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 0.000%, 2/15/38
2/31 at 100.00 7,555
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
1,603 (c),(e),(f) 5.875%, 12/15/27, (AMT) No Opt. Call 133,051
330 (c),(e),(f) 6.250%, 12/15/37, (AMT) 12/27 at 100.00 27,391
2,530 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 0.000%, 2/15/38, (AMT)
8/29 at 100.00 10,374
22,000 (c) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58
7/38 at 31.26 3,115,789
TOTAL NEVADA 3,328,824
NEW HAMPSHIRE - 0.6% (0.4% of Total Investments)
3,970 (c) National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT)
9/24 at 100.00 3,827,859
TOTAL NEW HAMPSHIRE 3,827,859
NEW JERSEY - 3.5% (2.1% of Total Investments)
4,000 (c) New Jersey Economic Development Authority Revenue Bonds, Black
Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%, 10/01/39
10/27 at 102.00 2,931,280
1,500 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.000%, 1/01/34
9/24 at 100.00 1,500,061
5,475 (c),(e) New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40
1/28 at 102.00 3,772,594
6,460 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27,
(AMT)
9/24 at 100.00 6,465,466
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 8,149,077
500 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B, 5.000%, 1/01/42, (AMT)
1/28 at 100.00 513,739
TOTAL NEW JERSEY 23,332,217
NEW MEXICO - 0.1% (0.1% of Total Investments)
825 (c) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40
9/24 at 103.00 800,443
TOTAL NEW MEXICO 800,443

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK - 11.3% (6.8% of Total Investments)
$ 250 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call $ 259,003
950 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 570,000
2,910 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55
12/30 at 100.00 2,737,454
1,590 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55
12/30 at 100.00 1,383,669
36,150 (c) Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/01/60
9/24 at 6.83 1,716,937
5,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call 1,366,390
18,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 16,871,813
650 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 618,287
1,570 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 1,654,626
380 (c) Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022, 5.875%, 7/01/52
7/32 at 100.00 390,744
625 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A
and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 592,417
1,740 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.250%, 1/01/50, (AMT)
9/24 at 100.00 1,739,945
3,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
8/24 at 100.00 3,000,665
875 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 932,070
1,500 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.375%, 6/30/60, (AMT)
6/31 at 100.00 1,560,346
4,900 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 5.625%, 4/01/40, (AMT)
4/31 at 100.00 5,302,043
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 1,008,349
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
2,950 5.000%, 1/01/32, (AMT) 1/26 at 100.00 2,251,562
4,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 3,049,589
3,320 5.000%, 1/01/35, (AMT) 1/26 at 100.00 2,529,290
2,775 5.000%, 1/01/36, (AMT) 1/26 at 100.00 2,114,244

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 22,700 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 $ 20,181,142
3,000 (c) Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A, 5.000%, 7/01/36
7/27 at 104.00 3,104,420
TOTAL NEW YORK 74,935,005
OHIO - 7.5% (4.5% of Total Investments)
29,235 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,750,373
195 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 149,874
9,450 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 8,764,502
2,610 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc.
Project, Series 1998, 5.375%, 9/15/27, (AMT)
9/24 at 100.00 2,611,102
1,275 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 1,304,236
Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020
:
2,170 3.750%, 12/01/38 6/29 at 100.00 1,827,471
140 4.000%, 12/01/46 6/29 at 100.00 114,004
880 (c) Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40
12/29 at 100.00 824,249
Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013
:
2,000 5.000%, 2/15/44 9/24 at 100.00 1,966,513
3,000 5.000%, 2/15/48 9/24 at 100.00 2,890,562
8,450 (c) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 7,989,616
16,050 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 16,916,613
1,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.500%, 1/15/48, (AMT)
1/28 at 100.00 997,106
990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 841,350
TOTAL OHIO 49,947,571
OKLAHOMA - 1.2% (0.8% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
975 5.000%, 8/15/38 8/28 at 100.00 1,000,902
1,000 5.250%, 8/15/48 8/28 at 100.00 1,020,656
2,685 5.500%, 8/15/57 8/28 at 100.00 2,762,501
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/45
11/25 at 102.00 1,008,322

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OKLAHOMA (continued)
$ 2,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
9/24 at 100.00 $ 2,477,334
TOTAL OKLAHOMA 8,269,715
OREGON - 0.6% (0.4% of Total Investments)
3,355 (c) Oregon Facilities Authority Charter School Revenue Bonds, Oregon,
Portland Village School Project, Series 2024, 6.750%, 12/15/54
12/34 at 100.00 3,375,739
100 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/49
6/27 at 102.00 94,164
1,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/56
11/28 at 103.00 798,388
TOTAL OREGON 4,268,291
PENNSYLVANIA - 3.0% (1.8% of Total Investments)
1,125 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
9/24 at 100.00 1,125,560
325 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 343,690
3,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 3,477,823
2,565 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 2,313,712
3,100 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
8/24 at 100.00 1,984,000
4,430 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 4,432,996
1,000 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/30
12/25 at 100.00 885,838
2,350 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
8/24 at 100.00 2,316,790
3,555 (c) Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53
10/28 at 100.00 2,784,640
1,720 (c),(e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 172
1,720 (c),(e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 172
1,260 (e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 126
545 (c) Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50
12/27 at 100.00 522,567
TOTAL PENNSYLVANIA 20,188,086
PUERTO RICO - 10.0% (6.0% of Total Investments)
130 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 5.000%, 1/01/26
No Opt. Call 61,100

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
$ 1,120 (e) 5.250%, 7/01/28 9/24 at 100.00 $ 529,200
4 (e) 5.250%, 7/01/28 9/24 at 100.00 1,890
465 (e) 5.250%, 7/01/29 9/24 at 100.00 219,713
3 (e) 5.250%, 7/01/29 9/24 at 100.00 1,417
345 (e) 5.250%, 7/01/31 9/24 at 100.00 163,013
1 (e) 5.250%, 7/01/31 9/24 at 100.00 472
500 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 5.250%, 7/01/28
9/24 at 100.00 236,250
100 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/27
9/24 at 100.00 47,250
400 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 5.250%, 7/01/24
7/24 at 100.00 188,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
1,000 (e) 5.050%, 1/01/26 7/23 at 100.00 472,500
1,000 (e) 10.000%, 1/01/26 No Opt. Call 470,000
2,070 (e) 5.000%, 7/01/29 9/24 at 100.00 978,075
3 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW,
5.375%, 1/01/26
6/23 at 100.00 1,410
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT
:
3,750 (e) 5.000%, 7/01/26 9/24 at 100.00 1,771,875
310 (e) 5.000%, 7/01/32 9/24 at 100.00 146,475
1,860 (e) 5.000%, 7/01/37 9/24 at 100.00 878,850
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW
:
370 (e) 5.375%, 1/01/26 No Opt. Call 173,900
190 (e) 5.375%, 1/01/26 No Opt. Call 89,300
25 (e) 5.250%, 7/01/33 9/24 at 100.00 11,813
2,995 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC,
5.000%, 7/01/28
9/24 at 100.00 1,415,137
4,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX,
5.250%, 7/01/35
9/24 at 100.00 1,890,000
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A
:
5,000 (e) 7.000%, 7/01/33 9/24 at 100.00 2,362,500
10,000 (e) 6.750%, 7/01/36 9/24 at 100.00 4,725,000
3,170 (e) 5.000%, 7/01/42 9/24 at 100.00 1,497,825
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
21,502 0.000%, 7/01/46 7/28 at 41.38 7,178,800
7,550 0.000%, 7/01/51 7/28 at 30.01 1,837,767
7,500 4.750%, 7/01/53 7/28 at 100.00 7,469,309
1,829 5.000%, 7/01/58 7/28 at 100.00 1,838,604
967 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 607,955
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
0 (g) 5.625%, 7/01/27 No Opt. Call 3
240 5.750%, 7/01/31 No Opt. Call 265,617
23,533 0.000%, 7/01/33 7/31 at 89.94 15,876,376
0 (g) 4.000%, 7/01/37 7/31 at 103.00 368
5,182 4.000%, 7/01/41 7/31 at 103.00 4,877,810
12 4.000%, 7/01/46 7/31 at 103.00 10,696
13,065 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 8,018,363
TOTAL PUERTO RICO 66,314,633

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SOUTH CAROLINA - 0.3% (0.2% of Total Investments)
$ 600 (c) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55
1/30 at 100.00 $ 538,825
1,450 (c) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A, 5.125%, 8/15/35
2/25 at 100.00 1,418,967
TOTAL SOUTH CAROLINA 1,957,792
TENNESSEE - 1.2% (0.7% of Total Investments)
1,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%,
12/01/31
No Opt. Call 660,499
5,000 (c) Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42
12/26 at 100.00 4,768,130
1,000 (e) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 686,293
2,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,070,882
TOTAL TENNESSEE 8,185,804
TEXAS - 5.8% (3.5% of Total Investments)
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
500 5.000%, 1/01/31 1/27 at 100.00 505,849
500 5.000%, 1/01/32 1/27 at 100.00 505,507
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding Second Tier Series 2017B
:
340 5.000%, 1/01/25 No Opt. Call 339,670
475 5.000%, 1/01/29 1/27 at 100.00 473,882
850 5.000%, 1/01/34 1/27 at 100.00 841,769
3,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 3,004,843
2,065 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 5.000%,
10/01/50
10/31 at 100.00 1,676,236
1,350 (c) Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Monterra Public Improvement District Improvement Area 2, Series 2024,
5.750%, 8/15/54
8/34 at 100.00 1,361,593
4,665 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011, 6.500%, 7/15/30, (AMT)
9/24 at 100.00 4,671,992
520 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%, 8/15/49
9/24 at 100.00 504,811
70 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 54,206
445 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 369,736
4,127 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 1,580,545

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 12,525 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1,
5.500%, 1/01/57
1/28 at 103.00 $ 11,960,422
625 (i) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A,
5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 643,120
5,000 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 4,862,500
110 (c) North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019, 5.375%, 9/01/50
9/30 at 100.00 110,827
2,000 (c) Rockdale, Milam County, Texas, Special Assessment Revenue Bonds,
Cornerstone Public Improvement District Improvement Area 1, Series
2023, 7.500%, 9/15/54
9/33 at 100.00 2,098,431
Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A
:
1,000 (e) 0.000%, 2/15/41 2/27 at 100.00 550,000
4,575 (e) 0.000%, 2/15/48 2/27 at 100.00 2,516,250
TOTAL TEXAS 38,632,189
UTAH - 3.1% (1.9% of Total Investments)
6,000 (c) Black Desert Public Infrastructure District, Washington County, Utah,
Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024,
5.625%, 12/01/53
6/29 at 103.00 6,203,584
13,925 (h) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT), (UB)
7/27 at 100.00 14,208,992
TOTAL UTAH 20,412,576
VIRGIN ISLANDS - 2.8% (1.7% of Total Investments)
670 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
9/24 at 100.00 646,361
15,150 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/30
10/24 at 100.00 14,924,176
150 (c) Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24
No Opt. Call 149,881
1,735 (c) Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26
No Opt. Call 1,683,181
1,400 (c) West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52
10/29 at 104.00 1,351,523
TOTAL VIRGIN ISLANDS 18,755,122
VIRGINIA - 2.3% (1.4% of Total Investments)
440 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.750%, 12/01/53
12/30 at 103.00 484,386
4,880 Roanoke County Economic Development Authority, Virginia,  Residential
Care Facility Revenue Bonds, Refunding Friendship Richfield Living LLC
Series 2024, 5.500%, 9/01/58, (Mandatory Put 9/01/35)
9/26 at 100.00 4,871,814
1,000 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 1,150,535

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
VIRGINIA (continued)
$ 641 (c) Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019B, 6.525%, 7/01/52, (cash 7.500%, PIK 7.500%)
No Opt. Call $ 384,741
8,290 (h) Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT), (UB)
6/27 at 100.00 8,385,895
TOTAL VIRGINIA 15,277,371
WASHINGTON - 0.1% (0.1% of Total Investments)
1,000 (c) Washington State Housing Finance Commission, Nonprofit Housing
Revenue Bonds, Rockwood Retirement Communities Project, Series
2020A, 5.000%, 1/01/51
1/26 at 103.00 906,232
TOTAL WASHINGTON 906,232
WEST VIRGINIA - 0.6% (0.4% of Total Investments)
625 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.750%,
6/01/43
6/27 at 100.00 639,177
2,770 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement and Refunding Series
2023B, 8.000%, 6/01/53
6/28 at 29.69 625,696
2,500 (c) Monongalia County, West Virginia, Tax Increment Revenue Bonds,
University Town Centre Development District 4, Senior Refunding and
Improvement Series 2023A, 6.000%, 6/01/53
6/33 at 100.00 2,688,948
TOTAL WEST VIRGINIA 3,953,821
WISCONSIN - 15.1% (9.1% of Total Investments)
Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019
:
3,500 0.000%, 6/01/49 6/29 at 47.10 1,117,598
14,610 0.000%, 6/01/54 6/29 at 37.80 3,604,825
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
21st Century Public Academy Project, Series 2020A
:
750 (c) 5.000%, 6/01/40 6/28 at 102.00 702,352
1,340 (c) 5.000%, 6/01/49 6/28 at 102.00 1,183,723
365 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49
6/26 at 100.00 327,216
4,420 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/42
1/28 at 100.00 4,241,092
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
3,000 (c) 5.000%, 6/15/36 6/26 at 100.00 2,728,368
4,240 (c) 5.000%, 6/15/46 6/26 at 100.00 3,447,564
3,315 (c) Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A, 5.000%,
6/15/52
6/32 at 100.00 3,275,494
1,250 (c) Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47
3/27 at 100.00 1,294,261
500 (c) Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/48
6/33 at 100.00 516,442

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 2,000 (c),(e) Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54
10/29 at 100.00 $ 1,345,164
4,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/62
2/32 at 100.00 4,078,590
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
14,695 (c),(e) 6.250%, 8/01/27 No Opt. Call 11,462,100
2,375 (c),(e) 6.750%, 8/01/31 No Opt. Call 1,733,750
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
555 (c) 6.750%, 12/01/42 12/27 at 100.00 555,181
19,415 (c) 7.000%, 12/01/50 12/27 at 100.00 19,418,097
2,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39
2/29 at 103.00 2,076,216
1,000 (c),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47
10/27 at 100.00 10
1,765 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 1,801,021
2,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48
7/28 at 100.00 1,400,000
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
600 (c) 5.000%, 4/01/50 4/30 at 100.00 607,932
35 (c),(i) 5.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 38,610
1,430 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021, 4.250%, 7/01/54,
(AMT)
7/31 at 100.00 1,171,528
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
5,885 (c) 6.125%, 1/01/33 1/28 at 100.00 2,648,250
250 (c) 6.250%, 1/01/38 1/28 at 100.00 112,500
8,735 (c) 6.375%, 1/01/48 1/28 at 100.00 3,930,750
210 (e),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 21
2,000 (c) Public Finance Authority, Wisconsin, Tax Increment, Revenue Senior
Bonds, Miami, Miami World Center Project, Series 2024A, 5.000%,
6/01/41
6/29 at 103.00 2,029,169
Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D
:
6,225 0.000%, 12/15/45 - AGM Insured 12/30 at 56.77 2,329,694
5,190 0.000%, 12/15/50 - AGM Insured 12/30 at 46.55 1,506,261
4,500 0.000%, 12/15/60 - AGM Insured 12/30 at 29.95 791,320
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Phase 2 Project, Series 2024, 6.000%, 10/01/54
10/32 at 102.00 510,634
8,385 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System Inc Series 2024A, 5.500%, 2/15/54
2/34 at 100.00 9,147,368
6,165 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 6,194,036

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WISCONSIN (continued)
$ 3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/46
11/26 at 103.00 $ 2,677,824
TOTAL WISCONSIN 100,004,961
TOTAL MUNICIPAL BONDS
(cost $1,062,809,326) 1,041,216,240
Shares Description (a) Value
X –
COMMON STOCKS - 8 .9% ( 5 .4 % of Total Investments) X 59,193,726
UTILITIES - 8.9% (5.4% of Total Investments)
24,592 (f),(j),(k) Vistra Vision LLC $ 59,193,726
TOTAL UTILITIES 59,193,726
TOTAL COMMON STOCKS
(cost $57,559,294) 59,193,726
Principal
Amount (000) Description (a) Coupon (l)
Reference
Rate (l) Spread (l) Maturity (m) Value
–
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) (l) X 32
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
$ 322 (e),(f),(n) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/17/24 $ 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(cost $321,690) 32
TOTAL LONG-TERM INVESTMENTS
(cost $1,120,690,310) 1,100,409,998
FLOATING RATE OBLIGATIONS - (3.9)% (26,175,000)
MFP SHARES, NET - (62.4)%(o) (414,255,999)
OTHER ASSETS & LIABILITIES, NET -  0.6% 4,228,222
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 664,207,221

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NMCO
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,041,014,264 $ 201,976 $ 1,041,216,240
Common Stocks – – 59,193,726 59,193,726
Variable Rate Senior Loan Interests – – 32 32
Total
$ – $ 1,041,014,264 $ 59,395,734 $ 1,100,409,998
Level 3
Municipals
Variable Rate
Senior Loan
Interests Common Stocks
Balance at the beginning of period $11,876,721 $70,482 -
Gains (losses):
Net realized gains (losses) (20,144) - -
Change in net unrealized appreciation (depreciation) 5,049,048 (70,450) -
Purchases at cost - - -
Sales at proceeds (1,234,372) - -
Net discounts (premiums) (69,616) - -
Transfers into - - 59,193,726
Transfers (out of) (15,399,661) - -
Balance at the end of period $201,976 $32 $59,193,726
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(1,177,691) $(70,450) $(9,034,451)
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range Weighted Average
NMCO Municipal Bonds $202,008 Expected Recovery Recovery Proceeds 100.00% N/A
Probability Weighted Expected
Recovery
Recovery Proceeds 8.30% N/A
Common Stocks 59,193,726 Enterprise Value EBITDA Multiples 10.00-12.00 N/A
Total $59,395,734
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
NMCO
Common Stocks $- $- $- $(59,193,726) $59,193,726 $-
Municipal Bonds $- $- $15,399,661 $- $- $(15,399,661)
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $365,257,788 or 33.2% of Total Investments.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Principal Amount (000) rounds to less than $1,000.
(h) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(i) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.  On September 18, 2024, Vistra and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its membership interest in Vistra Vision, Nuveen will receive a series of cash payments from Vistra over a two-year period from December 2024 through December 2026.
(k) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(l) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(m) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(n) Senior loan received as part of the bondholder funding agreement during June 2023 for Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series
2020A-2, 10.000%, 12/01/40, (AMT), 144A, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC
Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31.
(o) MFP Shares, Net as a percentage of Total Investments is 37.6%.
AMT Alternative Minimum Tax
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.